Employee Benefit Plans - Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	$ 210
2015	220
2016	233
2017	243
2018	247
2019-2023	1,323
Total benefits	2,476
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	13
2015	14
2016	17
2017	17
2018	23
2019-2023	122
Total benefits	206
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	17
2015	17
2016	17
2017	17
2018	18
2019-2023	82
Total benefits	168
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	1
2019-2023	1
Total benefits	$ 2